Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2022
Related Party Transactions
Schedule of balances with related parties

	As of December 31,
	2021	2022
Other receivables	18	61
Total	18	61

	As of December 31,
	2021	2022
Ship management creditors	119	14
Amounts due to related parties	27	26

Schedule of transactions with related parties

			Statement of
	Company	Details	income account	2020	2021	2022
(a)	Egypt LNG Shipping Ltd.	Vessel management services	Revenues	(703)	(703)	(703)
(a)	Egypt LNG Shipping Ltd.	Sale of office property	Loss on disposal of non-current assets	572	—	—
(b)	Nea Dimitra Property	Office rent and utilities	General and administrative expenses	478	593	647
(b)	Nea Dimitra Property	Office rent	Financial costs/Depreciation	669	780	717
(b)	Nea Dimitra Property	Other office services	General and administrative expenses	1	—	—
(c)	Seres S.A.	Catering services	General and administrative expenses	268	306	326
(c)	Seres S.A.	Consultancy services	General and administrative expenses	56	65	51
(d)	Chartwell Management Inc.	Travel expenses	General and administrative expenses	23	—	—
(e)	Ceres Monaco S.A.M.	Professional services	General and administrative expenses	144	—	—
(e)	Ceres Monaco S.A.M.	Travel expenses	General and administrative expenses	1	—	—
(f)	Ceres Shipping Ltd.	Travel expenses	General and administrative expenses	1	—	—
(g)	Blenheim Holdings Ltd.	Professional services	General and administrative expenses	—	—	1
(a)	One of the Group’s subsidiaries, GasLog LNG Services Ltd. provides vessel management services to Egypt LNG Shipping Ltd., the LNG vessel owning company, in which another subsidiary, GasLog Shipping Company Ltd., holds a 25% ownership interest. In addition, in June 2020, GasLog LNG Services Ltd. agreed to sell a low-pressure turbine to Egypt LNG Shipping Ltd. to be installed on the Methane Nile Eagle. The disposal resulted in a loss of $572 (Note 6).
(b)	Through its subsidiaries, GasLog LNG Services Ltd., GasLog Hellas-1 Special Maritime Enterprise and GasLog Hellas-2 Special Maritime Enterprise, the Group leases office space in Piraeus, Greece, from an entity controlled by Ceres Shipping, Nea Dimitra Ktimatikh kai Emporikh S.A.
(c)	GasLog LNG Services Ltd. has also entered into an agreement with Seres S.A., an entity controlled by the Livanos family, for the latter to provide catering services to the staff based in the Piraeus office. Amounts paid pursuant to the agreement are generally less than Euro 10 per person per day, but are slightly higher on special occasions. In addition, GasLog LNG Services Ltd. has entered into an agreement with Seres S.A. for the latter to provide human resources, telephone and documentation services for the staff based in Piraeus.
(d)	Chartwell Management Inc. is an entity controlled by the Livanos family which provides travel services to GasLog’s directors and officers.
(e)	GasLog entered into a consulting agreement for the services of an employee of Ceres Monaco S.A.M., an entity controlled by the Livanos family, for consultancy services in connection with the acquisition of GasLog’s shareholding in Gastrade. GasLog agreed to pay a fixed fee for work carried out between May 1, 2016 and December 31, 2017 in the sum of $100 and a consultancy arrangement fee of $12 per month up to December 31, 2020.
(f)	Ceres Shipping Ltd., an entity controlled by the Livanos family, requested reimbursement of travel expenses provided during the year.
(g)	Blenheim Holdings Ltd., an entity controlled by the Livanos family, requested reimbursement of professional expenses provided during the year.
(h)	In the year ended December 31, 2020, Ceres Shipping Enterprises S.A., an entity controlled by the Livanos family, received a fee of $1,000 for consultancy services provided in relation to the Group’s debt re-financings completed in July and August 2020. This amount is classified under Deferred loan issuance costs (i.e. contra debt) and is amortized over the duration of the respective facilities.
(i)	In the year ended December 31, 2021, Ceres Shipping Ltd., an entity controlled by the Livanos family, received a fee of $488 for consultancy services provided in relation to the refinancing of the Group’s 8.875% Senior Notes. This amount was classified under Deferred financing costs in the consolidated statement of financial position as of December 31, 2021. On the date that the 2029 Notes were drawn this amount was netted off debt and is amortized over the duration of the 2029 Notes (Note 13).

Schedule of remuneration of directors and key management

	For the year ended December 31,
	2020	2021	2022
Remuneration	8,663	4,815	5,719
Short-term benefits	181	79	56
Amortization of long-term employee benefits	—	537	1,940
Expense recognized in respect of share-based compensation	2,951	1,225	713
Total	11,795	6,656	8,428